Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Mr. He Xiaowu [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company		Chief Executive Officer and Chairman of the Board	Chief Executive Officer and Chairman of the Board
Beijing Junwei Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company		Controlling shareholder of QY	Controlling shareholder of QY
Amount due from related parties
Total	[1]	¥ 100				$ 14
Sixiang Zhuohong Private Equity LP [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company		Equity investee of the Company	Equity investee of the Company
Sixiang Zhuohong Private Equity LP					¥ 37,500
Sixiang Zhuohong Private Equity LP				13,500
Related Party [Member]
Amount due from related parties
Total		¥ 100				$ 14

[1]	represents the business advance payments made to Beijing Junwei Technology Co., Ltd. for administration and registration service.